Segmented information (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer 1 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	20.00%	26.00%
Customer 2 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%	11.00%
Customer 3 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%	8.00%
Customer 4 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	9.00%	5.00%
Customer 5 [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	5.00%